Property, plant and equipment - Summary of Changes In Property Plant And Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	¥ 1,522,640	¥ 1,344,864
Changes in carrying amount:
Additions	346,903	495,888
Acquisitions through business combinations	17,954	1,396
Reclassifications	(3,650)	(2,681)
Disposals or classified as held for sale	(9,360)	(9,268)
Depreciation	(347,066)	(321,588)
Impairment losses	(2,002)	(345)
Translation adjustment	(815)	31,093
Other	(10,944)	(16,719)
Total changes	(8,980)	177,776
Ending Balance	1,513,660	1,522,640
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	85,946	79,254
Changes in carrying amount:
Additions	2,815	6,068
Acquisitions through business combinations	258
Reclassifications	371	616
Disposals or classified as held for sale	(657)	(2,077)
Translation adjustment	(162)	2,085
Other	54
Total changes	2,679	6,692
Ending Balance	88,625	85,946
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	443,783	379,303
Changes in carrying amount:
Additions	19,701	14,886
Acquisitions through business combinations	12,511	912
Reclassifications	56,556	76,731
Disposals or classified as held for sale	(1,957)	(2,361)
Depreciation	(45,722)	(39,781)
Impairment losses	(1,154)	(76)
Translation adjustment	(2,051)	15,913
Other	(212)	(1,744)
Total changes	37,672	64,480
Ending Balance	481,455	443,783
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	808,663	686,172
Changes in carrying amount:
Additions	76,224	100,199
Acquisitions through business combinations	3,964	472
Reclassifications	213,401	314,967
Disposals or classified as held for sale	(5,762)	(3,416)
Depreciation	(301,344)	(281,807)
Impairment losses	(645)	(258)
Translation adjustment	901	7,366
Other	(10,904)	(15,032)
Total changes	(24,165)	122,491
Ending Balance	784,498	808,663
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	184,248	200,135
Changes in carrying amount:
Additions	248,163	374,735
Acquisitions through business combinations	1,221	12
Reclassifications	(273,978)	(394,995)
Disposals or classified as held for sale	(984)	(1,414)
Impairment losses	(203)	(11)
Translation adjustment	497	5,729
Other	118	57
Total changes	(25,166)	(15,887)
Ending Balance	159,082	184,248
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,856,202	3,403,756
Changes in carrying amount:
Ending Balance	4,061,368	3,856,202
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	85,983	79,291
Changes in carrying amount:
Ending Balance	88,662	85,983
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,033,758	921,156
Changes in carrying amount:
Ending Balance	1,093,460	1,033,758
Gross carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,551,174	2,202,010
Changes in carrying amount:
Ending Balance	2,719,283	2,551,174
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	185,287	201,299
Changes in carrying amount:
Ending Balance	159,963	185,287
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(2,333,562)	(2,058,892)
Changes in carrying amount:
Ending Balance	(2,547,708)	(2,333,562)
Accumulated depreciation and impairment losses [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(37)	(37)
Changes in carrying amount:
Ending Balance	(37)	(37)
Accumulated depreciation and impairment losses [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(589,975)	(541,853)
Changes in carrying amount:
Ending Balance	(612,005)	(589,975)
Accumulated depreciation and impairment losses [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,742,511)	(1,515,838)
Changes in carrying amount:
Ending Balance	(1,934,785)	(1,742,511)
Accumulated depreciation and impairment losses [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,039)	(1,164)
Changes in carrying amount:
Ending Balance	¥ (881)	¥ (1,039)